Shareholder Report, Line Graph (Details) 511280_LKCM Balanced Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											LKCM Balanced Fund
Accumulated Value	$ 20,568	$ 18,531	$ 16,719	$ 19,404	$ 17,020	$ 14,764	$ 12,116	$ 12,382	$ 10,970	$ 10,000	$ 22,305
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000	$ 39,827
Bloomberg Intermediate Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate Government/Credit Bond Index
Accumulated Value	$ 11,722	$ 11,380	$ 10,813	$ 11,784	$ 11,956	$ 11,233	$ 10,518	$ 10,426	$ 10,208	$ 10,000	$ 12,538